Income taxes (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
The components of (provision for) benefit from income taxes
Current tax	€ (129,127)		€ (180,613)	€ (29,970)
Deferred tax	(52,548)		(40,090)	50,595
(Provision for) benefit from income taxes shown in the consolidated statements of operations	€ (181,675)	[1]	€ (220,703)	€ 20,625

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.